Investments - Schedule of Gross Unrealized Losses by Unrealized Loss Position and Credit quality (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Unrealized losses, continuous unrealized loss position for less than 12 months	$ (468)	$ (13,160)